Provisions and other non-current liabilities - Asset retirement obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Asset Retirement Obligation
Discount rate for valuation of asset retirement obligation (as a percent)	4.50%	4.50%	4.50%
Inflation rate for valuation of asset retirement obligation (as a percent)	2.00%	2.00%	2.00%
Asset retirement obligations
Asset Retirement Obligation
Potential change in discount rate (as a percent)	0.50%
Increase in asset retirement obligation for decrease in discount rate	$ 1,250
Impact on following years net income for decrease in discount rate	(74)
Changes in the asset retirement obligation
Balance as of the beginning of the period	14,286	$ 12,240	$ 12,665
Accretion	639	530	544
Revision in estimates	(601)	(458)	(1,107)
New obligations	567	811	334
Spending on existing obligations	(460)	(320)	(330)
Currency translation adjustment	47	(364)	448
Other	14	1,847	(314)
Balance as of the end of the period	$ 14,492	$ 14,286	$ 12,240